Basis for Preparation - Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2024 SFr / € $ / €	Dec. 31, 2024 $ / € £ / €	Dec. 31, 2024 $ / € ¥ / €	Dec. 31, 2024 $ / € $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 SFr / € $ / €	Dec. 31, 2023 $ / € £ / €	Dec. 31, 2023 $ / € ¥ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 SFr / €	Dec. 31, 2024 £ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2024 $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 £ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 $ / €
Basis for Preparation
Middle Rate at December 31	1.6772	1.6772	1.6772	1.6772	1.6772	1.6772	1.6772	1.6263	1.6263	1.6263	1.6263	1.6263	1.6263	1.6263								1.4948	0.9412	0.8292	163.06	1.0389	1.4642	0.926	0.8691	156.33	1.105
Annual Average Exchange Rate		1.6399	1.4819	0.9526	0.8466	163.82	1.0821		1.6285	1.4596	0.9717	0.8699	151.94	1.0816		1.5174	1.3703	1.0052	0.8526	138.01	1.0539
Cost of cloud	€ (4,660)							€ (3,884)							€ (3,499)
Cost of software licenses and support	(1,262)							(1,383)							(1,384)
Research and development expenses	€ 6,514							€ 6,324							€ 6,080